Note 11 - Retirement Benefits (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employers Matching Contribution, Requisite Service Period (Year)	5 years
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0